Note 11 - Equity and Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Outstanding	Exercise Price	Expiration Date	Classification

20,000	$0.40	June 2016	Equity
136,364	$0.66	February 2018	Equity
6,363,638	$0.75	February 2018	Equity
5,047,461	$0.65	December 2017	Equity
232,964	$0.65	December 2017	Equity
2,884,615	$0.52	March 2019	Liability
1,474,615	$0.52	March 2019	Liability
3,525,000	$0.52	June 2019	Liability
1,079,137	$0.70	February 2020	Equity
250,000	$0.70	February 2020	Equity
25,115,384	$0.52	March 2021	Liability
67,500,000	$0.52	June 2021	Liability
113,629,178

Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock Options – 2016 Omnibus Plan	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2017	1,265,000	$1.00	9.51	$-
Granted	22,500	$2.00	10.00	$-
Exercised	-
Forfeited or expired	(61,667)	$1.00		$-
Outstanding at March 31, 2017	1,225,833	$1.02	9.28	$-
Exercisable at March 31, 2017	481,665	$1.00	9.26	$-
Vested and expected to vest at March 31, 2017	1,225,833	$1.02	9.28	$-

Stock Options – Incentive Plans	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2016	11,069,166	$0.78	6.1	$-
Granted	-	$-		$-
Exercised	-	$-		$-
Forfeited or expired	(11,069,166)	$0.78		$-
Outstanding at May 4, 2016	-	$-	-	$-
Exercisable at May 4, 2016	-	$-	-	$-
Vested and expected to vest at May 4, 2016	-	$-	-	$-

Schedule of Stockholders' Equity Note, Warrants or Rights Issued for Services [Table Text Block]
Warrants to Service Providers	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2016	406,364	$.67	3.3	$-
Granted	-	$-		$-
Exercised	-	$-		$-
Forfeited or expired	(406,364)	$.67		$-
Outstanding at May 4, 2016	-	$-		$-
Exercisable at May 4, 2016	-	$-		$-
Stock Options – 2016 Omnibus Plan	Shares	Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at May 5, 2016	-	$-	-	$-
Granted	1,370,000	$1.00	10.00	$-
Exercised	-
Forfeited or expired	(105,000)			$-
Outstanding at December 31, 2016	1,265,000	$1.00	9.51	$-
Exercisable at December 31, 2016	331,665	$1.00	9.51	$-
Vested and expected to vest at December 31, 2016	1,265,000	$1.00	9.51	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Weighted
	Number of	Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Price	Shares	Contract Life	Price	Exercisable	Price
$1.00	1,265,000	9.51	$1.00	331,665	1.00

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	Successor	Predecessor
	Three Months ended March 31, 2017	Three Months ended March 31, 2016

Sales and marketing	$1,122	$13,545
Research and development	3,111	4,944
General and administrative	11,575	21,042
	$15,808	$39,531

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year Ended December 31, 2015
	Successor	Predecessor	Predecessor

Sales and marketing	$8,963	$18,504	$156,297
Research and development	9,769	6,858	74,989
General and administrative	56,267	29,719	551,469
	$74,999	$55,081	$782,755